Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements - Level 1 of fair value hierarchy [Member] - Unlisted Equity Investments At Fair Value Through Other Comprehensive Income [Member]
	6 Months Ended		12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Movements in Fair Value Measurements [Line Items]
At beginning of year	RM 12,819,747	$ 2,746,363	RM 34,221,879
Total unrealized gain recognized in other comprehensive income/(loss)			(21,402,132)
Disposal	(12,819,747)	(2,746,363)
At end of year			RM 12,819,747